Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance[3]

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of SiTime. For further information concerning our pay-for-performance and how we align executive compensation with our performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to non-PEO Named Executive Officers ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (Loss) (in millions) ($)(7)	Revenue (in millions) ($)(8)
2022	9,884,805	(88,712,800)	2,978,791	(18,462,948)	398.5	136.9	23.3	283.6
2021	10,912,539	113,390,769	3,705,832	22,202,889	1,147.2	213.4	32.3	218.8
2020	2,734,076	63,858,083	8,640,266	13,202,545	438.9	151.1	(9.4)	116.2

1.
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Vashist (our Chief Executive Officer, and therefore our Principal Executive Officer (PEO)) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation –Summary Compensation Table.”
2.
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Vashist, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Vashist during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Vashist’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	9,884,805	(8,407,824)	(90,189,781)	(88,712,800)
2021	10,912,539	(9,462,841)	111,941,071	113,390,769
2020	2,734,076	(1,716,359)	62,840,366	63,858,083

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

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[3] All information provided under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of SiTime under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	2,023,182	(68,915,820)	466,384	(23,763,527)	—	—	(90,189,781)
2021	11,084,634	89,209,601	935,530	10,711,306	—	—	111,941,071
2020	2,599,015	54,914,165	947,173	4,380,013	—	—	62,840,366

3.
The dollar amounts reported in this column represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Vashist) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Vashist) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Fariborz Assaderaghi, Lionel Bonnot, Arthur Chadwick, and Piyush Sevalia; (ii) for 2021, Lionel Bonnot and Piyush Sevalia; and (iii) for 2020, Fariborz Assaderaghi and Vincent Pangrazio.
4.
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Vashist), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Vashist) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Vashist) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO named executive officers ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO named executive officers ($)
2022	2,978,791	(2,462,247)	(18,979,492)	(18,462,948)
2021	3,705,832	(2,839,219)	21,336,276	22,202,889
2020	8,640,266	(8,435,652)	12,997,931	13,202,545

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	2,882,706	(17,583,160)	123,166	(4,402,204)	—	—	(18,979,492)
2021	3,313,601	15,860,448	257,863	1,904,364	—	—	21,336,276
2020	12,877,771	—	120,160	—	—	—	12,997,931

5.
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.
6.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Philadelphia Semiconductor Index.
7.
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
8.
While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]
1.
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Vashist (our Chief Executive Officer, and therefore our Principal Executive Officer (PEO)) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation –Summary Compensation Table.”
	The names of each of the named executive officers (excluding Mr. Vashist) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Fariborz Assaderaghi, Lionel Bonnot, Arthur Chadwick, and Piyush Sevalia; (ii) for 2021, Lionel Bonnot and Piyush Sevalia; and (iii) for 2020, Fariborz Assaderaghi and Vincent Pangrazio.
Peer Group Issuers, Footnote [Text Block]
6.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Philadelphia Semiconductor Index.

PEO Total Compensation Amount	$ 9,884,805	$ 10,912,539	$ 2,734,076
PEO Actually Paid Compensation Amount	$ (88,712,800)	113,390,769	63,858,083
Adjustment To PEO Compensation, Footnote [Text Block]
2.
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Vashist, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Vashist during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Vashist’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	9,884,805	(8,407,824)	(90,189,781)	(88,712,800)
2021	10,912,539	(9,462,841)	111,941,071	113,390,769
2020	2,734,076	(1,716,359)	62,840,366	63,858,083

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

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[3] All information provided under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of SiTime under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	2,023,182	(68,915,820)	466,384	(23,763,527)	—	—	(90,189,781)
2021	11,084,634	89,209,601	935,530	10,711,306	—	—	111,941,071
2020	2,599,015	54,914,165	947,173	4,380,013	—	—	62,840,366

Non-PEO NEO Average Total Compensation Amount	$ 2,978,791	3,705,832	8,640,266
Non-PEO NEO Average Compensation Actually Paid Amount	$ (18,462,948)	22,202,889	13,202,545
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4.
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Vashist), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Vashist) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Vashist) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO named executive officers ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO named executive officers ($)
2022	2,978,791	(2,462,247)	(18,979,492)	(18,462,948)
2021	3,705,832	(2,839,219)	21,336,276	22,202,889
2020	8,640,266	(8,435,652)	12,997,931	13,202,545

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	2,882,706	(17,583,160)	123,166	(4,402,204)	—	—	(18,979,492)
2021	3,313,601	15,860,448	257,863	1,904,364	—	—	21,336,276
2020	12,877,771	—	120,160	—	—	—	12,997,931

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

The chart below shows the relationship between the compensation actually paid to Mr. Vashist and the average compensation actually paid to our named executive officers as a group (excluding Mr. Vashist) to our cumulative TSR over the three years presented in the table.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income (Loss)

The chart below shows the relationship between the compensation actually paid to Mr. Vashist and the average compensation actually paid to our named executive officers as a group (excluding Mr. Vashist) to our GAAP net income (loss) over the three years presented in the table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Revenue

The chart below shows the relationship between the compensation actually paid to Mr. Vashist and the average compensation actually paid to our named executive officers as a group (excluding Mr. Vashist) to our GAAP revenue over the three years presented in the table.

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of SiTime and Cumulative TSR of the Peer Group

The chart below shows the relationship between our cumulative TSR and the cumulative TSR of the Philadelphia Semiconductor Index during the three years presented in the table.

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy. The compensation committee determines financial performance measures for our Bonus Plan and equity incentive awards to incentivize our named executive officers to align payouts with our financial success and creation of long-term value for our stockholders. The most important financial performance measures used by us to link executive compensation actually paid to our named executive officers, for the most recently completed fiscal year, to our performance are as follows:

•
Revenue; and
•
Non-GAAP Operating Income

Total Shareholder Return Amount	$ 398.5	1,147.2	438.9
Peer Group Total Shareholder Return Amount	136.9	213.4	151.1
Net Income (Loss)	$ 23,300,000	$ 32,300,000	$ (9,400,000)
Company Selected Measure Amount	283,600,000	218,800,000	116,200,000
PEO Name	Mr. Vashist	Mr. Vashist	Mr. Vashist
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]
8.
While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,407,824)	$ (9,462,841)	$ (1,716,359)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(90,189,781)	111,941,071	62,840,366
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,023,182	11,084,634	2,599,015
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(68,915,820)	89,209,601	54,914,165
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	466,384	935,530	947,173
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,763,527)	10,711,306	4,380,013
Non-PEO NEO [Member] | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,462,247)	(2,839,219)	(8,435,652)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,979,492)	21,336,276	12,997,931
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,882,706	3,313,601	12,877,771
Non-PEO NEO [Member] | Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,583,160)	15,860,448
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	123,166	257,863	$ 120,160
Non-PEO NEO [Member] | Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,402,204)	$ 1,904,364